Earnings Per Common Share - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 2,087	$ 5,096	$ 11,424	$ 12,115	$ 2,381
Weighted-average shares outstanding for basic earnings per common share	13,385,324	6,280,854	7,874,110	6,232,115	3,846,727
Dilutive effect of stock compensation	369,702	83,817	264,714	97,645	92,561
Weighted-average shares outstanding for diluted earnings per common share	13,755,026	6,364,671	8,138,824	6,329,760	3,939,288